Notes to the cash flow statements - Reconciliation of net cash provided by (used in) operating activities to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	$ 6,933	$ 6,990	$ 7,201
Adjustments:
Depreciation, amortisation and impairment	1,561	1,522	1,237
Impairment charges/(benefits)	671	727	839
Net decrease/(increase) in current and deferred tax	(421)	(252)	665
(Increase)/decrease in accrued interest receivable	302	(227)	(730)
(Decrease)/increase in accrued interest payable	(705)	802	2,400
(Decrease)/increase in provisions	107	(272)	(173)
Unrealised (gain)/loss in trading income	(498)	1,615	280
Other non-cash items	(1,085)	(1,121)	(1,130)
Cash flows from operating activities before changes in operating assets and liabilities	6,865	9,784	10,589
Net (increase)/decrease in:
Collateral paid	1,945	(2,097)	1,545
Trading securities and financial assets measured at FVIS	(6,107)	(18,994)	(4,524)
Derivative financial instruments	5,650	(836)	4,082
Loans	(50,182)	(35,083)	(27,270)
Other financial assets	(48)	(348)	128
Other assets	(29)	(34)	8
Net increase/(decrease) in:
Collateral received	(5)	(318)	(2,888)
Deposits and other borrowings	51,853	35,243	24,692
Other financial liabilities	(457)	(7,084)	(17,146)
Other liabilities	4		(12)
Net cash provided by/(used in) operating activities	9,489	(19,767)	$ (10,796)
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	6,496	6,691
Adjustments:
Depreciation, amortisation and impairment	1,331	1,407
Impairment charges/(benefits)	680	659
Net decrease/(increase) in current and deferred tax	(558)	(346)
(Increase)/decrease in accrued interest receivable	252	(207)
(Decrease)/increase in accrued interest payable	(410)	757
(Decrease)/increase in provisions	105	(272)
Unrealised (gain)/loss in trading income	(498)	1,596
Other non-cash items	(997)	(858)
Cash flows from operating activities before changes in operating assets and liabilities	6,401	9,427
Net (increase)/decrease in:
Collateral paid	1,905	(2,057)
Trading securities and financial assets measured at FVIS	(6,054)	(19,452)
Derivative financial instruments	1,013	1,358
Loans	(45,997)	(32,528)
Other financial assets	(26)	(231)
Other assets	2	2
Net increase/(decrease) in:
Collateral received	(709)	(181)
Deposits and other borrowings	50,803	35,870
Other financial liabilities	873	(5,281)
Other liabilities		(9)
Net cash provided by/(used in) operating activities	$ 8,211	$ (13,082)